File Nos. 2-95553
                                                                        811-4215
                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

      Pre-Effective Amendment No.                                       [   ]


      Post-Effective Amendment No. 26                                   [ X ]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]


      Amendment No. 26                                                 [ X ]



                               (Check appropriate box or boxes.)

                                    DREYFUS GNMA FUND, INC.
                      (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)


      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                     Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                   New York, New York 10166
                            (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)


            immediately upon filing pursuant to paragraph (b)
      ----
       X    on September 1, 2003 pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(i)
      ----
            on     (date)      pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485
      ----


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Dreyfus
GNMA Fund, Inc.



Seeks to maximize total return by investing in Ginnie Maes and other mortgage-related securities


PROSPECTUS September 1, 2003



YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                          Contents

                                          THE FUND
                      --------------------------------
What every investor should know about the fund

                                        1 Goal/Approach

                                        2 Main Risks

                                        4 Past Performance

                                        5 Expenses

                                        6 Management

                                        7 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------
Information for managing your fund account

                                        8 Account Policies

                                       11 Distributions and Taxes

                                       12 Services for Fund Investors

                                       13 Instructions for Regular Accounts

                                       15 Instructions for IRAs

                                          FOR MORE INFORMATION
                      -------------------------------------------------
Where to learn more about this and other Dreyfus funds

                                          Back Cover

                                                         Dreyfus GNMA Fund, Inc.
                                                          ----------------------
                                                            Ticker Symbol: DRGMX

                                                                        The Fund

GOAL/APPROACH


The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests at least 80% of its assets in Ginnie Mae certificates, which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.


The fund may invest the remaining 20% of its assets in other mortgage-related securities, including those issued by government-related organizations such as Fannie Mae and Freddie Mac, residential and commercial mortgage-backed securities issued by governmental agencies or private entities, and collateralized mortgage obligations (CMOs). The fund can invest in privately issued mortgage-backed securities with a "BBB" or higher credit quality, but currently intends to invest in only those securities with an "A" or higher credit quality. The fund is not subject to any maturity or duration restrictions.

The fund also may purchase other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury bills, notes and bonds, including inflation-indexed bonds issued by the U.S. government. It also may purchase asset-backed securities and enter into repurchase agreements.


The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.


INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).



Concepts to understand

GINNIE MAES: securities backed by a pool of residential mortgages, which "pass through" to investors the interest and principal payments of homeowners. The Government National Mortgage Association guarantees that investors will receive timely principal and interest payments even if homeowners do not make mortgage payments on time.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium- and long-term principal, interest, or principal and interest positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

COMMERCIAL MORTGAGE-BACKED SECURITIES: CMO securities backed by loans on apartment buildings, office buildings or shopping centers.

INFLATION-INDEXED SECURITIES: a security with principal and interest payments that are adjusted over time to reflect inflation. For those securities issued by the U.S. Treasury, the Treasury has guaranteed repayment of the original face value of the security.

                                                                The Fund       1




MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, which means you could lose money.


* INTEREST RATE RISK. Prices of certain mortgage-related and other debt securities tend to move inversely with changes in interest rates.
     Typically, a rise in rates will adversely affect the prices of these securities and, accordingly, the fund's share price. Mortgage-related securities can have a different interest rate sensitivity than other bonds, however, because of prepayments and other factors. Ginnie Maes carry additional risks and may be more volatile than other types of debt securities due to unexpected changes in interest rates. The longer the fund's effective maturity and duration, the more its share price is likely to react to interest rates.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on certain mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of certain mortgage-backed and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.


* MARKET AND CREDIT RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for earnings, changes in interest rates or adverse investor sentiment generally. Ginnie Maes and other securities backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government-backed debt securities.


* DERIVATIVES RISK. In addition to mortgage-related securities, such as CMOs and stripped mortgage-backed securities, the fund may invest in other derivative instruments, such as options, futures and options on futures (including those relating to interest rates). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.


2



* LEVERAGING RISK. The use of leverage, such as engaging in reverse repurchase agreements, engaging in forward commitment and forward roll transactions, lending portfolio securities, and borrowing money to purchase securities, will magnify the fund's gains or losses. The fund typically engages in forward commitment and securities lending transactions, but normally does not purchase securities with borrowed money.


* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to buy or sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

* INFLATION-INDEXED BOND RISK. Interest payments on inflation-indexed bonds can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed bonds. Inflation-indexed bonds issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.




Other potential risks


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                The Fund       3



PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total returns to those of the Lehman Brothers GNMA Index, an unmanaged Ginnie Mae performance benchmark. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)



7.16    -2.77   15.11   4.41    8.83     4.16    1.31    10.55   7.69    9.02
93      94      95      96      97       98      99      00      01      02

BEST QUARTER:                    Q2 '95                     +4.64%

WORST QUARTER:                   Q1 '94                     -2.36%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/03 WAS 1.23%.





Average annual total returns AS OF 12/31/02

                                                            1 Year                     5 Years                   10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND
RETURNS BEFORE TAXES                                         9.02%                     6.49%                      6.44%

FUND
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                             6.99%                     4.05%                      3.86%

FUND
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                          5.49%                     3.95%                      3.83%

LEHMAN BROTHERS
GNMA INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                      8.69%                     7.33%                      7.30%





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
--------------------------------------------------------------------------------


Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.60%

Rule 12b-1 fee                                                          0.13%

Other expenses                                                          0.12%
--------------------------------------------------------------------------------

TOTAL                                                                   0.85%
--------------------------------------------------------------------------------



Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------

$87                                $271                                  $471                                  $1,049

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: a fee of up to 0.20% used to reimburse the fund's distributor for distributing fund shares, servicing shareholder accounts, and advertising and marketing. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                The Fund       5







MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $173 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.60% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.1 trillion of assets under management, administration or custody, including approximately $612 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Michael Hoeh, CFA, has been the fund's primary portfolio manager since March 1997 and has been employed by Dreyfus since October 1996.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6




FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                              YEAR ENDED APRIL 30,


                                                                                 2003      2002(1)     2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           14.85      14.49     13.89      14.54      14.99

 Investment operations:  Investment income -- net                               .60(2)     .81(2)      .90        .90        .92

                         Net realized and unrealized gain
                         (loss) on investments                                    .36        .37       .60      (.65)      (.46)

 Total from investment operations                                                 .96       1.18      1.50        .25        .46

 Distributions:          Dividends from investment income -- net                (.67)      (.82)     (.90)      (.90)      (.91)

 Net asset value, end of period                                                 15.14      14.85     14.49      13.89      14.54

 Total Return (%)                                                                6.60       8.42     11.22       1.75       3.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                .85        .85       .90        .92        .94

 Ratio of interest expense and loan commitment fees
 to average net assets                                                          .00(3)     .00(3)      .02         --        .25

 Ratio of net investment income to average net assets                            3.96       5.53      6.30       6.40       6.19

 Portfolio turnover rate                                                       456.90     452.76    458.09     420.18     206.15
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      1,065,607    997,188   921,098    910,969  1,068,347


(1)  AS REQUIRED,  EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
     THE AICPA AUDIT AND  ACCOUNTING  GUIDE FOR  INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING  DISCOUNT OR PREMIUM ON FIXED-INCOME  SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD  ENDED  APRIL 30,  2002 WAS TO  DECREASE  NET
     INVESTMENT  INCOME PER SHARE BY $.03,  INCREASE NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS  PER SHARE BY $.03 AND DECREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.68% TO 5.53%. PER-SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MAY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN .01%.

                                                                The Fund       7




Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued generally by using available market quotations or at fair value, which may be determined by one or more independent pricing services approved by the fund's board.



Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund's investments generally are valued by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.


Minimum investments

                               Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $2,500                $100
                                                     $500 FOR DREYFUS
                                                     TELETRANSFER INVESTMENTS

TRADITIONAL IRAS               $750                  NO MINIMUM

SPOUSAL IRAS                   $750                  NO MINIMUM

ROTH IRAS                      $750                  NO MINIMUM

EDUCATION SAVINGS              $500                  NO MINIMUM
ACCOUNTS                                             AFTER THE FIRST YEAR

DREYFUS AUTOMATIC              $100                  $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

8



Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares



Limitations on selling shares by phone or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                         Your Investment       9



ACCOUNT POLICIES (CONTINUED)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

10





DISTRIBUTIONS AND TAXES


THE FUND EARNS DIVIDENDS, INTEREST and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends once a month and capital gains distributions annually. Fund dividends and capital gains will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DISTRIBUTIONS PAID BY THE FUND are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, are taxable to you as qualified dividends and capital gains.

HIGH PORTFOLIO TURNOVER and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

IF YOU BUY SHARES WHEN A FUND HAS REALIZED but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.


                                                        Your Investment       11




SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              one Dreyfus fund into another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.




Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.


Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.







Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee may be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES worth $500 or more (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express((reg.tm))
 voice-activated account access



YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.





Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

*   for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
1-800-358-0910

12



INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.


Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553



           By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
   * ABA# 021000018
   * DDA# 8900051973
   * the fund name
   * your Social Security or tax ID number
   * name(s) of investor(s)

Call us to obtain an account number.
Return your application.




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* DDA# 8900051973
* the fund name
* your account number
* name(s) of investor(s)


ELECTRONIC CHECK  Same as wire, but insert
"111" before your 14-digit account number.



DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.





TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501





WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK  Call us to request your transaction.
A check will be sent to the address of record.




Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.




To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

                                                        Your Investment       13






INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)
                   ___________



           Automatically

 WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.

 WITHOUT ANY INITIAL INVESTMENT  Check
the Dreyfus Step Program option on your
application. Return your application,
then complete the additional materials
when they are sent to you.








TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Visit
the Dreyfus Web site to request your
transaction.



ALL SERVICES Call us to request a form to add any automatic investing service (see
"Services for Fund Investors"). Complete and return the forms along with any other required materials.




TO SELL SHARES


WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.





DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

14



INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568


           By Telephone
                ________


           Automatically

WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form.
Complete and return the form along with
your application.




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).



WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* DDA# 8900051973
* the fund name
* your account number
* name of investor
* the contribution year


ELECTRONIC CHECK  Same as wire, but insert
"111" before your 14-digit account number.


TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).



ALL SERVICES Call us to request a form to add an automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.





TO SELL SHARES

Write a letter of instruction that includes:
* your name and signature
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail in your request (see "To Open an Account"
at left).
                        ________




SYSTEMATIC WITHDRAWAL PLAN  Call us
to request instructions to establish the plan.





Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.





To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

                                                        Your Investment       15







NOTES


NOTES




                                 For More Information

                                                         Dreyfus GNMA Fund, Inc.
                                           -------------------------------------
                                                      SEC file number:  811-4215

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).





To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.




(c) 2003 Dreyfus Service Corporation                                    265P0903








-------------------------------------------------------------------

                      DREYFUS GNMA FUND, INC.
                STATEMENT OF ADDITIONAL INFORMATION

                         SEPTEMBER 1, 2003


-------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus GNMA Fund, Inc. (the "Fund"), dated September 1, 2003, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


           Call Toll Free 1-800-645-6561
           In New York City -- Call 1-718-895-1206
           Outside the U.S. -- Call 516-794-5452

      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                         TABLE OF CONTENTS

                                                              PAGE

Description of the Fund.........................................B-2
Management of the Fund.........................................B-17
Management Arrangements........................................B-22
How to Buy Shares..............................................B-25
Service Plan...................................................B-27
How to Redeem Shares...........................................B-28
Shareholder Services...........................................B-30
Determination of Net Asset Value...............................B-34
Dividends, Distributions and Taxes.............................B-35
Portfolio Transactions.........................................B-36
Summary of The Proxy Voting Policy, Procedures and Guidelines of
Funds..........................................................B-37
Performance Information........................................B-39
Information About the Fund.....................................B-40
Counsel and Independent Auditors...............................B-41
Appendix.......................................................B-42






                      DESCRIPTION OF THE FUND


      The Fund is a Maryland corporation that commenced operations on May 29, 1985. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as Ginnie Maes).


      The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      GINNIE MAES. The Fund normally invests at least 80% of its assets, and it is a fundamental policy of the Fund that it will invest at least 65% of its net assets (except when maintaining a temporary defensive position), in Ginnie Mae Certificates. The Fund will invest in Ginnie Maes only of the "fully modified pass-through" type which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association ("GNMA"), a U.S. Government corporation. Ginnie Mae Certificates also may include other securities that in the future are guaranteed by the GNMA.

      Ginnie Maes are created by an "issuer," which is a Federal Housing Administration ("FHA") approved mortgagee that also meets criteria imposed by the GNMA. The issuer assembles a pool of FHA, Farmers' Home Administration or Veterans' Administration ("VA") insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by the GNMA of the pool, the GNMA provides its commitment to guarantee timely payment of principal and interest on the Ginnie Maes backed by the mortgages included in the pool. The Ginnie Maes, endorsed by the GNMA, then are sold by the issuer through securities dealers.

 Ginnie Maes bear a stated "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less the GNMA's and issuer's fees.


      The GNMA is authorized under the National Housing Act to guarantee timely payment of principal and interest on Ginnie Maes. This guarantee is backed by the full faith and credit of the United States. The GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

      When mortgages in the pool underlying a Ginnie Mae are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the Ginnie Mae is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular Ginnie Mae.

      Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less the GNMA's and issuer's fees. The actual yield to be earned by a holder of a Ginnie Mae is calculated by dividing interest payments by the purchase price paid for the Ginnie Mae (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on Ginnie Maes.

      ADDITIONAL MORTGAGE-RELATED SECURITIES. The Fund also may invest in other mortgage-related securities, including those issued by government-related organizations such as Fannie Mae and Freddie Mac, private mortgage pass-through securities and collateralized mortgage obligations, including real estate mortgage investment conduits or REMICs. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in a specified index of interest rates, as well as those that do not bear interest. The Fund also may invest in stripped mortgage-backed securities.

GOVERNMENT-RELATED SECURITIES--Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders, which guarantees Fannie Maes as to timely payment of principal and interest by the FNMA.

      Mortgage-related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

COMMERCIAL MORTGAGE-RELATED SECURITIES--The Fund may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--The Fund may invest in mortgage-related securities representing participation interests in pools of one-to four-family residential mortgage loans issued by private entities, as well as those issued or guaranteed by governmental agencies or instrumentalities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

SUBORDINATED SECURITIES--The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH SECURITIES--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof.

      Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--The Fund also may invest in stripped mortgage-backed securities, which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying securities' principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities that the Fund may invest in include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      U.S. TREASURY SECURITIES. The Fund may invest in U.S. Treasury securities, including Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


      The Fund may invest in Treasury Inflation-Protection Securities ("TIPS"), which are issued by the U.S. Treasury and are designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.


      In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.


      VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

      The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

      ASSET-BACKED SECURITIES. Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in come cases, be available to support payments on these securities.

      INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

      ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      RATINGS. Mortgage-related securities issued by non-governmental entities will be purchased only if rated investment grade by a rating agency or, if unrated, deemed to be of comparable quality by the Manager. The Fund currently intends, however, to purchase such securities only if rated "A" or better, without reference to rating subcategories, or, if unrated, determined by the Manager to be of comparable quality. The rating assigned by a rating agency to a mortgage-related security issued by a non-governmental entity is based on many factors, including the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any commercial mortgage-related security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of the current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the loan-to-value ratio of the pooled properties. Loan-to-value ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios, in certain circumstances, may determine the amount realized by the holder of the commercial mortgage-related security in the event of a default.

      The ratings of the rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

INVESTMENT TECHNIQUES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.


      LEVERAGE. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act, requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


      The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because they avoid certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

      SHORT-SELLING. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

      The Fund will not sell securities sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

      The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns.
At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

      Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short, or (b) otherwise cover its short position.

      FORWARD ROLL TRANSACTIONS. To enhance current income, the Fund may enter into forward roll transactions with respect to Ginnie Maes and other mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

      FORWARD COMMITMENTS. The Fund may purchase or sell Ginnie Maes and other mortgage-related securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. At no time will the Fund have more than 33-l/3% of its assets committed to purchase securities on a forward commitment basis.

      Ginnie Maes and other mortgage-related securities purchased on a forward commitment basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

      LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

      DERIVATIVES. In addition to mortgage-related securities and asset-backed securities, the Fund may invest in, or enter into, other derivatives, such as options and futures and options on futures contracts, for a variety of reasons, including to hedge certain market risks, to manage the interest rate sensitivity (sometimes called duration) of fixed-income securities, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

      If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


      The Fund will not be a commodity pool. In addition, the Manager has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the rules of the Commodity Futures Trading Commission.


FUTURES TRANSACTIONS--IN GENERAL. The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

OPTIONS--IN GENERAL. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options with respect to specific securities or futures contracts. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates and prices of securities underlying options. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

      FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in the Prospectus or this Statement of Additional Information.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      FIXED-INCOME SECURITIES. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the
underlying mortgage collateral.   Mortgage-related securities are
subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgages-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.


      SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


INVESTMENT RESTRICTIONS


      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Ginnie Mae certificates which are guaranteed as to the timely payment of interest and principal by the GNMA (or other investments with similar economic characteristics). The Fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in its policy to so invest its assets.


      The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 11 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:

      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

      2. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

      3. Underwrite the securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, provided that the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or acquire real estate as a result of ownership of such securities or instruments, and provided further that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

      5. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      6. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this Investment Restriction, securities and instruments backed directly or indirectly by real estate and real estate mortgages and securities of companies engaged in the real estate business are not considered an industry.

      7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restriction Nos. 1, 2, 4 and 9 may be deemed to give rise to a senior security.

      8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      11. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.


      With respect to Investment Restriction No. 1, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.


      The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission, which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

                      MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation..............Investment Adviser
      Dreyfus Service Corporation..........Distributor
      Dreyfus Transfer, Inc................Transfer Agent
      Mellon Bank, N.A.....................Custodian


      Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

BOARD MEMBERS OF THE FUND1

Name  (Age)          Principal Occupation
POSITION WITH FUND   DURING PAST 5 YEARS   OTHER BOARD MEMBERSHIPS AND
(SINCE)                                    AFFILIATIONS

Joseph S. DiMartino  Corporate Director    The Muscular Dystrophy
(59)                 and Trustee           Association, DIRECTOR
Chairman of the                            Levcor International, Inc. an
Board                                        apparel fabric processor,
(1995)                                       DIRECTOR
                                           Century Business Services,
                                           Inc., a provider of
                                              outsourcing functions for
                                           small and medium sized
                                              companies, DIRECTOR
                                           The Newark Group, a provider
                                           of a national market
                                              of paper recovery
                                           facilities, paperboard mills
                                           and
                                              paperboard converting
                                           PLANTS, DIRECTOR

David W. Burke (67)  Corporate Director    John F. Kennedy Library
Board Member         and Trustee           Foundation, DIRECTOR
(1994)                                     U.S.S. Constitution Museum,
                                           DIRECTOR
Samuel Chase (71)    Corporate Director    None
Board Member         and Trustee
(1985)

Gordon J. Davis (61) Partner in the law    Consolidated Edison, Inc., a
Board Member           firm of LeBoeuf,    utility company,
(1995)                 Lamb, Greene &         DIRECTOR
                       MacRae LLP          Phoenix Companies, Inc., a
                     President, Lincoln    life insurance company,
                       Center for The         DIRECTOR
                       Performing Arts,    Board Member/Trustee for
                       Inc. (2001)         several not-for-
                                              profit groups

Joni Evans (61)      Senior Vice           None
Board Member         President of the
(1985)               William Morris
                     Agency
Arnold S. Hiatt (76) Chairman of The       Isabella Stewart Gardner
Board Member         Stride Rite           Museum, TRUSTEE
(1985)               Charitable Foundation John Merck Fund, a charitable
                                           trust, TRUSTEE
                                           Business for Social
                                           Responsibility, CHAIRMAN

Burton N. Wallack    President and         None
(52)                   co-owner of
Board Member           Wallack Management
(1991)                 Company, a real
                       estate management
                       company

--------
1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.


      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act.
The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times during the fiscal year ended April 30, 2003. The nominating, compensation and pricing committees did not meet during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                                               Aggregate Holding of
Name of Board Member    the Fund               Funds in The Dreyfus
                                               Family of Funds


Joseph S. DiMartino     None                   Over $100,000

David W. Burke          None                   Over $100,000

Samuel Chase            $10,001 - $50,000      $10,001 - $50,000

Gordon J. Davis         None                   $1 - $10,000

Joni Evans              $10,001 - $50,000      $10,001 - $50,000

Arnold S. Hiatt         None                   None

Burton N. Wallack       None                   None

      As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      The Fund typically pays its Board members an annual retainer of $4,500 and a per meeting attended fee of $500 and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended April 30, 2003, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2002, was as follows:

                                               Total Compensation
                           Aggregate           From the Fund and
Name of Board              Compensation        Fund Complex
MEMBER                     FROM THE FUND*      PAID TO BOARD
                                               MEMBER(**)

Joseph S. DiMartino        $9,375              $815,937 (191)

David W. Burke             $7,500              $258,250  (87)

Samuel Chase               $7,000              $  47,750  (15)

Gordon J. Davis            $7,500              $102,000 (26)

Joni Evans                 $7,000              $  44,000  (15)

Arnold S. Hiatt            $7,500              $  51,500  (15)

Burton N. Wallack          $7,500              $  51,500  (15)
-----------------------
*  Amount does not include reimbursed expenses for attending Board
meetings, which      amounted to $1,678 for all Board members as a
group.
** Represents the number of separate portfolios comprising the
investment companies in the    Fund Complex, including the Fund,
for which the Board member serves.

OFFICERS OF THE FUND

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.  Chairman of the
      Board, Chief Executive Officer, and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.
      Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT VICE PRESIDENT SINCE MARCH 2000.
      Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director-Mutual
      Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000.  Associate General
      Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.
      Associate General Counsel and Assistant Secretary of the
      Manager, and an officer of 96 investment companies
      (comprised of 205 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since
      July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.
      Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

ERIK D. NAVILOFF, ASSISTANT TREASURER SINCE DECEMBER 2002.
      Senior Accounting Manager - Taxable Fixed Income Funds of the Manager, and an officer of 18 investment companies (comprised of 76 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Manager since November 1992.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.
      Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE
      OCTOBER 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's voting securities outstanding on August 7, 2003.

      As of August 7, 2003, the following shareholder was known by the Fund to own of record 5% or more of the outstanding voting securities of the Fund: Charles Schwab & Co. Inc., Attn:
Reinvest Account, 101 Montgomery Street, San Francisco, CA
(5.92%).


                      MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank
Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940
Act) of the Fund's outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


      In approving the current Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund's Service Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

      The following persons are officers and/or directors of the
Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald
P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President--Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board members. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Ronald Deonarain, Michael Hoeh and Gerald E. Thunelius. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics
Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include, without limitations: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining corporate existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and corporate meetings, and any extraordinary expenses. The Fund bears certain servicing expenses in accordance with a written plan and also bears certain costs associated with implementing and operating such plan and costs of preparing and printing prospectuses and statements of additional information. See "Service Plan."


      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. The management fees paid by the Fund for the fiscal years ended April 30, 2001, 2002 and 2003 amounted to $5,475,700, $5,753,050 and $6,336,673, respectively.



      The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1 1/2% of the average value of the net assets of the Fund for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      The Distributor may pay Service Agents (as defined below) that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

      The Distributor, at its expense, may provide promotional incentives to Service Agents that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain Service Agents who have sold or may sell significant amounts of shares.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


      Mellon Bank, N.A. (the "Custodian"), One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                         HOW TO BUY SHARES

      GENERAL. You can purchase Fund shares directly from the Distributor or certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents"), that have entered into service agreements with the Distributor. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.


      The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


      Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals.
You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business.
For purposes of determining net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange.
Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value."

      For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."


      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account
Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                           SERVICE PLAN

      Rule 12b-1 (the "Rule"), adopted by the Securities and Exchange Commission under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Plan"), pursuant to which the Fund reimburses the Distributor for expenses incurred in distributing Fund shares, servicing shareholder accounts ("Servicing") and advertising and marketing the Fund, at a maximum aggregate annual rate of up to 0.20% of the value of the Fund's average daily net assets. The Fund's Board believes that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Distributor may pay one or more Service Agents a fee in respect of Fund shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.

      The Fund also bears the costs of preparing and printing prospectuses and statements of additional information used for regulatory purposes and for distribution to existing shareholders. Under the Plan, the Fund bears (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used for other purposes, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the Fund the greater of $100,000 or .005% of the value of the Fund's average daily net assets for such fiscal year.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and the related service agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Fund's shares. Any service agreement is terminable without penalty, at any time, by such vote of the Board members or, upon not more than 60 days' written notice to the Service Agent, by vote of the holders of a majority of the Fund's shares, or, upon 15 days' notice by either party to such service agreement. Each service agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


      For the fiscal year ended April 30, 2003, the Fund (a) reimbursed the Distributor $287,682 for payments made to Service Agents for distributing Fund shares and servicing, and (b) paid the Distributor and its affiliates $1,029,044 for advertising and marketing Fund shares and for servicing. In addition, the fund paid $16,160 for printing the Fund's prospectuses and statement of additional information, as well as implementing and operating the plan.


                       HOW TO REDEEM SHARES


      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus-AUTOMATIC Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") to investors automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears.
After clearance, a copy of the Check will be returned to you.
You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

      This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.


      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     DREYFUS TELETRANSFER Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

     STOCK CERTIFICATES; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


     SHAREHOLDER SERVICES FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


     To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     DREYFUS AUTO-EXCHANGE Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com website. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


     DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

     DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through DREYFUS-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.


     DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:



     A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.


     B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


     C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.



     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Account and 403(b)(7) Plans. Plan support services also are available.


     If you who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


     DETERMINATION OF NET ASSET VALUE

     VALUATION OF PORTFOLIO SECURITIES. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Fund's Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Fund's Board. The procedures need not be used to determine the value of securities held by the Fund if, in the opinion of a committee appointed by the Fund's Board, some other method would more accurately reflect the fair value of such securities. Expenses and fees, including the management fee (reduced by the expense limitation, if any) and the fees pursuant to the Service Plan, are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.


     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Management believes that the Fund has qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended April 30, 2003. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income from taxable obligations and net short-term capital gains) to its shareholders, and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, as described herein. In addition, if a shareholder has not held the shares of the Fund for more than six months and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.



     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in "conversion transaction" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain futures and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing purchase transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.


     Offsetting positions held by the Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.


     If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds and appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.


     Investment by the Fund in securities issued or acquired at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.



            PORTFOLIO TRANSACTIONS


     Portfolio securities ordinarily are purchased from and sold to parties acting as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from whom it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.


     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sale of shares of the Fund or other funds managed by the Manager or its affiliates.


     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


     SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE
                            DREYFUS FAMILY OF FUNDS



     The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.


     The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.



                             PERFORMANCE INFORMATION


     The Fund's current yield for the 30-day period ended April 30, 2003, was 3.49%. Current yield is computed pursuant to a formula which operates as follows: The amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     The Fund's average annual total return for the 1-, 5- and 10-year periods ended April 30, 2003, was 6.60%, 6.18% and 6.18%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     The Fund's total return for the period May 29, 1985 (commencement of operations) through April 30, 2003, was 283.53%. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

     From time to time, the after-tax returns of the Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load, if any, and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions and/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sale of Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpayers whose adjusted gross income is above a specified amount.

     Comparative performance information may be used from time to time in advertising or marketing the Fund shares, including data from Lipper Leader Ratings, Lipper Analytical Services, Inc., Morningstar, Inc., broad-based securities market indexes and other industry publications. From time to time, advertising materials for the Fund may refer to or discuss then- current or past economic conditions, developments and/or events, actual or proposed tax legislation, statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising material for the Fund may include biographical information relating to its portfolio managers and may refer to, or includes commentary by a portfolio manager relating to, investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. From time to time, advertising material may also refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study" or other such studies.


                           INFORMATION ABOUT THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.


     Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.




(PAGE)


                               APPENDIX


              Rating Categories

     Description of certain ratings assigned by S&P, Moody's and Fitch:

           S&P

           LONG-TERM

     AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     R The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

     Note: The ratings from 'AA' , 'A' and 'BBB' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

           SHORT-TERM

     SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

           COMMERCIAL PAPER

     A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

           MOODY'S

           LONG-TERM

     AAA Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

     A Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     BAA Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Baa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

           PRIME RATING SYSTEM
           (SHORT-TERM)

     Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.

     High rates of return on funds employed.

     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


           FITCH

           LONG-TERM INVESTMENT
           GRADE

     AAA HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

           SHORT-TERM

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     'NR' indicates that Fitch does not rate the issuer or issue in question.

     Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, or to short-term ratings other than 'F1.'







                            DREYFUS GNMA FUND, INC.

                           PART C. OTHER INFORMATION
                       --------------------------------


Item 23.   Exhibits
-------    ----------


   (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) (b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on, filed on June 24, 1994.

   (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 28, 2000.

   (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on July 12, 1995.

   (e) Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 24, 2001. Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 28, 2000.

   (g) Custody and Services Agreement is incorporated by reference to Exhibit (g) of Post Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on August 16, 2002.

   (i) Opinion and consent of Stroock & Stroock & Lavan, LLP is incorporated by reference to Exhibit (10) of Post Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 29, 1996.

   (j)     Consent of Ernst & Young, LLP, Independent Auditors.

   (m) Rule 12b-1 Service Plan, as amended is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 28, 2000.

   (p) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 28, 2000.

           Other Exhibits
           --------------

                (a)   Power of Attorney for certain Fund Officers:
                      Stephen E.Canter and James Windels. Power of Attorney for other Fund Officers and each Director is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 23 to the Registration Statement on
                      Form N-1A filed on August 28, 2000.

                (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 28, 2000.



Item 24.   Persons Controlled by or under Common Control with Registrant.
-------    -------------------------------------------------------

           Not Applicable

 Item 25.  Indemnification
-------    ---------------

           The Statement as to the general effect of any contract, arrangements or statue under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Exhibit (b) of Part C of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 28, 2000.

           Reference is also made to the Distribution Agreement attached as Exhibit (e) of this Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 23, 2001.

Item 26.   Business and Other Connections of Investment Adviser.
-------    ---------------------------------------------------

           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Standish Mellon Asset Management      Board Manager                 7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - 7/03
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   TBCAM Holdings, LLC*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.++  Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 1/97 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - 7/03

                                   TBC General Partner, LLC*             President                     7/03 - Present

                                   Standish Mellon Asset Management      Board Member                  7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*     Director                      12/00 - Present

                                   Franklin Portfolio Associates,        Director                      4/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                  Director                      1/98 - Present

                                   Fixed Income (MA) Trust*              Trustee                       6/03 - Present

                                   Fixed Income (DE) Trust*              Trustee                       6/03 - Present

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - 7/03

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - 7/03
                                                                         Chairman                      1/98 - 7/03

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.



Item 27.   Principal Underwriters
________   ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)      CitizensSelect Funds
2)      Dreyfus A Bonds Plus, Inc.
3)      Dreyfus Appreciation Fund, Inc.
4)      Dreyfus Balanced Fund, Inc.
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC U.S. Mortgage Securities Fund
7)      Dreyfus BASIC U.S. Government Money Market Fund
8)      Dreyfus Bond Funds, Inc.
9)      Dreyfus California Intermediate Municipal Bond Fund
10)     Dreyfus California Tax Exempt Bond Fund, Inc.
11)     Dreyfus California Tax Exempt Money Market Fund
12)     Dreyfus Cash Management
13)     Dreyfus Cash Management Plus, Inc.
14)     Dreyfus Connecticut Intermediate Municipal Bond Fund
15)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)     Dreyfus Fixed Income Securities
17)     Dreyfus Florida Intermediate Municipal Bond Fund
18)     Dreyfus Florida Municipal Money Market Fund
19)     Dreyfus Founders Funds, Inc.
20)     The Dreyfus Fund Incorporated
21)     Dreyfus Government Cash Management Funds
22)     Dreyfus Growth and Income Fund, Inc.
23)     Dreyfus Growth and Value Funds, Inc.
24)     Dreyfus Growth Opportunity Fund, Inc.
25)     Dreyfus Index Funds, Inc.
26)     Dreyfus Institutional Cash Advantage Funds
27)     Dreyfus Institutional Money Market Fund
28)     Dreyfus Institutional Preferred Money Market Funds
29)     Dreyfus Insured Municipal Bond Fund, Inc.
30)     Dreyfus Intermediate Municipal Bond Fund, Inc.
31)     Dreyfus International Funds, Inc.
32)     Dreyfus Investment Grade Bond Funds, Inc.
33)     Dreyfus Investment Portfolios
34)     The Dreyfus/Laurel Funds, Inc.
35)     The Dreyfus/Laurel Funds Trust
36)     The Dreyfus/Laurel Tax-Free Municipal Funds
37)     Dreyfus LifeTime Portfolios, Inc.
38)     Dreyfus Liquid Assets, Inc.
39)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)     Dreyfus Massachusetts Municipal Money Market Fund
41)     Dreyfus Massachusetts Tax Exempt Bond Fund
42)     Dreyfus Midcap Index Fund, Inc.
43)     Dreyfus Money Market Instruments, Inc.
44)     Dreyfus Municipal Bond Fund, Inc.
45)     Dreyfus Municipal Cash Management Plus
46)     Dreyfus Municipal Funds, Inc.
47)     Dreyfus Municipal Money Market Fund, Inc.
48)     Dreyfus New Jersey Intermediate Municipal Bond Fund
49)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)     Dreyfus New York Municipal Cash Management
51)     Dreyfus New York Tax Exempt Bond Fund, Inc.
52)     Dreyfus New York Tax Exempt Intermediate Bond Fund
53)     Dreyfus New York Tax Exempt Money Market Fund
54)     Dreyfus U.S. Treasury Intermediate Term Fund
55)     Dreyfus U.S. Treasury Long Term Fund
56)     Dreyfus 100% U.S. Treasury Money Market Fund
57)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)     Dreyfus Pennsylvania Municipal Money Market Fund
59)     Dreyfus Premier California Municipal Bond Fund
60)     Dreyfus Premier Equity Funds, Inc.
61)     Dreyfus Premier Fixed Income Funds
62)     Dreyfus Premier International Funds, Inc.
63)     Dreyfus Premier GNMA Fund
64)     Dreyfus Premier Municipal Bond Fund
65)     Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)     Dreyfus Premier New Leaders Fund, Inc.
67)     Dreyfus Premier New York Municipal Bond Fund
68)     Dreyfus Premier Opportunity Funds
69)     Dreyfus Premier State Municipal Bond Fund
70)     Dreyfus Premier Stock Funds
71)     The Dreyfus Premier Third Century Fund, Inc.
72)     Dreyfus Premier Value Equity Funds
73)     Dreyfus Premier Worldwide Growth Fund, Inc.
74)     Dreyfus Short-Intermediate Government Fund
75)     Dreyfus Short-Intermediate Municipal Bond Fund
76)     The Dreyfus Socially Responsible Growth Fund, Inc.
77)     Dreyfus Stock Index Fund, Inc.
78)     Dreyfus Tax Exempt Cash Management
79)     Dreyfus Treasury Cash Management
80)     Dreyfus Treasury Prime Cash Management
81)     Dreyfus Variable Investment Fund
82)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)     General California Municipal Bond Fund, Inc.
84)     General California Municipal Money Market Fund
85)     General Government Securities Money Market Funds, Inc.
86)     General Money Market Fund, Inc.
87)     General Municipal Bond Fund, Inc.
88)     General Municipal Money Market Funds, Inc.
89)     General New York Municipal Bond Fund, Inc.
90)     General New York Municipal Money Market Fund
91)     Mellon Funds Trust



((b)

                                                                                                 None Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None


*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.   Location of Accounts and Records
-------    --------------------------------

           1.   Mellon Bank, N.A.
                One Mellon Bank Center
                Pittsburgh, Pennsylvania 15258

           2.   Dreyfus Transfer, Inc.
                200 Park Avenue
                New York, New York 10166

           3.   The Dreyfus Corporation
                200 Park Avenue
                New York, New York 10166

Item 29.   Management Services
-------    -------------------

           Not Applicable

Item 30.   Undertakings
-------    ------------

           None




                             SIGNATURES
                            -------------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 26th day of August, 2003.

                       DREYFUS GNMA FUND, INC.

           BY:  /s/Stephen E. Canter*
                ---------------------------
                Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                             Title                  Date

---------------------------------    ------------------------------   ----------

/s/ Stephen E. Canter*               President (Principal Executive    08/26/03
---------------------------------    Officer) and Director
Stephen E. Canter


/s/James Windels*                    Treasurer                         08/26/03
---------------------------------    (Principal Financial and
James Windels                        Accounting Officer)


/s/David Burke*                      Director                          08/26/03
---------------------------------
David Burke


/s/Joseph S. DiMartino*              Director                          08/26/03
--------------------------------
Joseph S. DiMartino


/s/Samuel Chase*                     Director                          08/26/03
--------------------------------
Samuel Chase


/s/Gordon J. Davis*                  Director                          08/26/03
--------------------------------
Gordon J. Davis


/s/Joni Evans*                       Director                          08/26/03
--------------------------------
Joni Evans


/s/Arnold S. Hiatt*                  Director                          08/26/03
--------------------------------
Arnold S. Hiatt


/s/Burton N. Wallack*                Director                          08/26/03
--------------------------------
Burton N. Wallack




*BY:  /S/JOHN B. HAMMALIAN
      John B. Hammalian
      Attorney-in-Fact




                               INDEX OF EXHIBITS



EXHIBIT NO.


23(j)                           Consent of Ernst & Young LLP